SCHEDULE OF INTANGIBLE ASSETS NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
At cost:
Website	$ 21,848	$ 21,709
Patent	20,177	20,048
Exchange adjustment		331
Less: accumulated amortization	(37,221)	(27,882)
Total	$ 4,804	$ 14,206